INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,987	$ 1,664
Disallowed interest carryforward	115	0
Regulatory and other deferred amounts	612	583
Unrealized foreign exchange losses on long-term debt	467	206
Other	143	160
Deferred tax assets, gross	3,324	2,613
Less: Valuation allowance	931	690
Deferred tax assets, net of Valuation allowance	2,393	1,923
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,488	5,599
Equity investments	1,280	1,043
Taxes on future revenue requirement	612	496
Financial instruments	168	168
Other	301	270
Deferred tax liabilities, gross	8,849	7,576
Net Deferred Income Tax Liabilities	6,456	5,653
Deferred Income Tax Assets
Other long-term assets (Note 15)	428	1,319
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	6,884	6,972
Deferred Tax Liabilities, Net	$ 6,456	$ 5,653